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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21308

                           The China-U.S. Growth Fund
               (Exact name of registrant as specified in charter)

                    111 Fifth Avenue New York, New York 10003
               (Address of principal executive offices) (Zip code)

                              Mr. Frederick A. Blum

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003
                     (Name and address of agent for service)

Registrant's telephone number, including area code:212-806-8800

Date of fiscal year end: October 31

Date of reporting period: April 30, 2004

ITEM 1. REPORT(S) TO STOCKHOLDERS.


                                 THE CHINA-U.S.
                                  GROWTH FUND

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2004
                                   (UNAUDITED)

                                     [LOGO]

DEAR SHAREHOLDERS,                                                 June 10, 2004

      Early in 2004, the U.S. economy shifted into high gear. In addition to some of the strongest economic data in four years, corporate earnings consistently beat Wall Street's expectations. Consumer spending continued to fuel various aspects of the economy; industrial production soared; and after a multi-year drought, companies began to ramp up their spending. Even the employment situation improved, although job growth lagged the economic recovery and did not begin to show signs of real strength until March.

      The U.S. equity markets, however, had an ambivalent reaction to the positive economic data. Initially, there was some exuberance, and the markets rose steadily through February. Then, the difficult situation in Iraq, oil price increases, and a fear of rising interest rates led to a cooling of investor sentiment. Even with the pullback in early spring, for the six months ended April 30, 2004, the Dow rose 5.43%, the S&P 500 was up 6.27%, and the NASDAQ was down .42%.

      The Chinese economy, meanwhile, continued on its rapid growth trajectory, and its appetite for commodities such as oil, steel, and aluminum significantly impacted global markets. Growth in China reached such an intense pitch that the government became concerned about overheating and took steps to slow things down. While these measures appeared to temper the rate of growth, the Chinese and Asian equity markets reacted negatively in early spring.

      Looking ahead for the United States, as we enter the heart of the 2004 presidential election, politics and international security will dominate the headlines, along with high-profile events such as the Democratic and Republican Party conventions, the 2004 Olympic Games in Athens, and the transition of power in Iraq. It is likely that these events will continue to distract investors, but we believe that the economy and the markets are on solid footing, with many of the companies we follow poised to post significant earnings growth in the years ahead. In China, investors are taking a hard look at whether the efforts to manage economic growth will succeed. We believe that the government has acted prudently, and that there is strong likelihood that Chinese officials will succeed in their efforts to keep the economy from overheating.

      Finally, we want to thank you for the confidence you have placed in Alger Management. It is our goal not only to find the best investments for you, but also to continue to earn your trust in every aspect of our business.

      Respectfully submitted,


      /s/ Dan C. Chung

      Dan C. Chung
      Chief Investment Officer

THE CHINA-U.S. GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2004

     SHARES    COMMON STOCKS--88.6%                                     VALUE
     ------                                                             -----
               UNITED STATES -- 45.9%
               AEROSPACE & DEFENSE -- 2.4%
       6,200   United Technologies Corporation ...................   $   534,812
                                                                     -----------
               COMMERCIAL BANKS -- 1.5%
       8,600   UCBH Holdings, Inc. ...............................       318,372
                                                                     -----------
               COMMUNICATION EQUIPMENT -- 2.6%
      92,400   3 Com Corporation* ................................       569,184
                                                                     -----------
               ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.0%
      14,800   Thermo Electron Corporation* ......................       432,160
                                                                     -----------
               FOOD & BEVERAGES -- 2.7%
      15,000   Yum! Brands, Inc.* ................................       581,850
                                                                     -----------
               HOTELS, RESTAURANTS & LEISURE -- 2.3%
       5,718   Ctrip.com International Ltd.* .....................       165,021
       8,500   Wynn Resorts, Limited* ............................       339,405
                                                                     -----------
                                                                         504,426
                                                                     -----------
               INFORMATION TECHNOLOGY SERVICES -- .4%
      10,000   Lionbridge Technologies, Inc.* ....................        90,200
                                                                     -----------
               INSURANCE -- 2.2%
       6,700   American International Group, Inc. ................       480,055
                                                                     -----------
               INTERNET SOFTWARE & SERVICES -- 4.5%
      23,800   iPass Inc.* .......................................       252,280
      13,379   Netease.com Inc. ADR*# ............................       548,807
      17,450   Tom Online Inc. ADR*# .............................       191,078
                                                                     -----------
                                                                         992,165
                                                                     -----------
               MACHINERY -- 4.1%
       5,200   Danaher Corporation ...............................       481,104
      10,200   Dover Corporation .................................       408,306
                                                                     -----------
                                                                         889,410
                                                                     -----------
               METALS & MINING -- 2.3%
       2,700   Phelps Dodge Corporation ..........................       177,741
      12,600   Schnitzer Steel Industries, Inc. Cl. A ............       331,002
                                                                     -----------
                                                                         508,743
                                                                     -----------
               PERSONAL PRODUCTS -- 2.5%
       6,500   Avon Products, Inc. ...............................       546,000
                                                                     -----------
               SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT -- 6.6%
      45,900   Axcelis Technologies, Inc.* .......................       482,409
      15,100   Integrated Silicon Solution, Inc.* ................       207,323
      10,400   Novellus Systems, Inc.* ...........................       301,184
      15,000   Semiconductor Manufacturing International
                 Corporation ADR*# ...............................       175,350
      30,400   Taiwan Semiconductor Manufacturing
                 Company Ltd. ADR*# ..............................       289,712
                                                                     -----------
                                                                       1,455,978
                                                                     -----------
               SOFTWARE -- 1.8%
      19,000   PalmSource, Inc.* .................................       395,770
                                                                     -----------

THE CHINA-U.S. GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2004

    SHARES     COMMON STOCKS (CONTINUED)                                 VALUE
    ------                                                               -----
               UNITED STATES -- (CONTINUED)
               TEXTILES, APPAREL & LUXURY GOODS -- 8.0%
      21,000   Fossil, Inc.* .....................................   $   514,290
       5,000   NIKE, Inc. Cl. B ..................................       359,750
      20,000   Quiksilver, Inc.* .................................       432,600
      12,600   Reebok International Ltd. .........................       458,388
                                                                     -----------
                                                                       1,765,028
                                                                     -----------

               Total United States (Cost $10,482,418) ............    10,064,153
                                                                     -----------

               CHINA -- 37.0%
               AUTOMOBILES -- 3.3%
     678,000   Brilliance China Automotive Holdings Ltd. .........       249,913
     357,400   Chongqing Changan Automobile Cl. B ................       372,077
     214,000   Denway Motors Ltd. ................................       102,203
                                                                     -----------
                                                                         724,193
                                                                     -----------
               BUILDING PRODUCTS -- 1.1%
     812,000   Zhejiang Glass Co. Ltd. ...........................       239,445
                                                                     -----------
               CHEMICALS -- 1.1%
     714,000   Sinopec Shanghai Petrochemical Co. Ltd. Cl. H .....       238,009
                                                                     -----------
               COMMERCIAL SERVICES & SUPPLIES -- 4.0%
   4,566,000   China Resources Logic Ltd. ........................       456,618
   1,636,000   HC International Ltd.* ............................       419,503
                                                                     -----------
                                                                         876,121
                                                                     -----------
               CONSTRUCTION MATERIALS -- 1.7%
     340,000   Anhui Conch Cement Co. Cl. H ......................       361,809
                                                                     -----------
               DIVERSIFIED TELECOMMUNICATION SERVICES-- 1.4%
   1,048,000   China Telecom Corporation Ltd. ....................       312,397
                                                                     -----------
               ELECTRIC UTILITIES -- 2.2%
     612,000   China Resources Power Holdings Co. Ltd.* ..........       327,590
     158,000   Huaneng Power International Inc. Cl. H ............       147,877
                                                                     -----------
                                                                         475,467
                                                                     -----------
               ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.8%
     435,800   BOE Technology Group Cl. B ........................       400,057
                                                                     -----------
               FOOD PRODUCTS -- 2.1%
   1,082,000   COFCO International Ltd. ..........................       457,787
                                                                     -----------
               HOUSEHOLD DURABLES -- 1.4%
     856,000   TCL International Holdings Ltd. ...................       315,525
                                                                     -----------
               MACHINERY -- 3.1%
   3,104,000   Shandong Molong Petroleum Cl. H* ..................       274,595
     245,000   Weichai Power Co. Ltd.* ...........................       413,061
                                                                     -----------
                                                                         687,656
                                                                     -----------
               MARINE -- .8%
     320,000   China Shipping Development Cl. H ..................       184,623
                                                                     -----------
               METALS & MINING -- 4.0%
     484,000   Aluminum Corporation of China Ltd. ................       283,896
   1,044,000   Angang New Steel Co. Cl. H ........................       398,208
     210,000   Yanzhou Coal Mining Co. Cl. H .....................       196,546
                                                                     -----------
                                                                         878,650
                                                                     -----------

THE CHINA-U.S. GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2004

     SHARES    COMMON STOCKS (CONTINUED)                                VALUE
     ------                                                             -----
               CHINA -- (CONTINUED)
               OIL & GAS -- 3.7%
     850,000   China Petroleum & Chemical Cl. H ..................   $   294,242
     550,000   CNOOC Ltd. ........................................       199,206
     732,000   PetroChina Co. Ltd. Cl. H .........................       319,089
                                                                     -----------
                                                                         812,537
                                                                     -----------
               REAL ESTATE -- 1.1%
   1,048,000   Silver Grant International Industries Ltd. ........       232,450
                                                                     -----------
               SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT -- 1.1%
   1,050,000   Semiconductor Manufacturing International Corporation*    251,740
                                                                     -----------
               TRANSPORTATION INFRASTRUCTURE -- 1.8%
     300,000   Cosco Pacific Ltd. ................................       384,630
                                                                     -----------
               WIRELESS TELECOMMUNICATION SERVICES -- 1.3%
     356,000   China Unicom Ltd. .................................       276,139
                                                                     -----------

               Total China (Cost $9,471,376) .....................     8,109,235
                                                                     -----------
               HONG KONG -- 5.7%
               COMPUTERS & PERIPHERALS -- 1.4%
     478,000   TPV Technology Ltd. ...............................       318,679
                                                                     -----------
               MULTILINE RETAIL -- 1.8%
     371,000   Lifestyle International Holdings* .................       387,662
                                                                     -----------
               SOFTWARE -- 1.4%
     870,000   Kingdee International Software Group Co. Ltd. .....       320,685
                                                                     -----------
               TEXTILES, APPAREL & LUXURY GOODS -- 1.1%
   3,580,000   Titan (Holdings) Ltd. .............................       234,086
                                                                     -----------

               Total Hong Kong (Cost $1,441,426) .................     1,261,112
                                                                     -----------
               Total Common Stocks (Cost $21,395,220) ............    19,434,500
                                                                     -----------

   PRINCIPAL
    AMOUNT
    ------
               SHORT-TERM INVESTMENTS -- 7.3%
               U.S. GOVERNMENT & AGENCY OBLIGATIONS
  $1,604,000   Student Loan Marketing Association, 0.93%, 5/3/04
                 (Cost $1,603,932) ...............................     1,603,932
                                                                     -----------
Total Investments
  (Cost $22,999,152)(a) ..............................      95.9%     21,038,432
Other Assets in Excess of Liabilities ................       4.1         894,079
                                                          ------     -----------

Net Assets ...........................................     100.0%    $21,932,511
                                                          ======     ===========

----------
*     Non-income producing security.
#     American Depositary Receipts.
(a) At April 30, 2004, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $22,999,152 amounted to $1,960,720 which consisted of aggregate gross unrealized appreciation of $389,482 and aggregate gross unrealized depreciation of $2,350,202.

                       See Notes to Financial Statements.

THE CHINA-U.S. GROWTH FUND
FINANCIAL HIGHLIGHTS (UNAUDITED)
FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                                            NOVEMBER 3, 2003 (i)
                                                                     TO
                                                             APRIL 30, 2004 (ii)
                                                             -------------------

Net asset value, beginning of period ........................    $    10.00
Net investment loss .........................................         (0.08)
Net realized and unrealized gain (loss) on investments ......          0.41
                                                                 ----------
Total from investment operations ............................          0.33
                                                                 ----------
Net assets value, end of period .............................    $    10.33
                                                                 ==========
Total return ................................................          3.30%
                                                                 ==========
Ratios and Supplemental Data:
   Net assets, end of period (000's omitted) ................    $   21,933
                                                                 ==========
   Ratio of expenses to average net assets ..................          2.66%
                                                                 ==========
   Ratio of net investment income (loss) to average net
     assets .................................................         (1.51)%
                                                                 ==========
   Decrease reflected in above ratios due to expense
     reimbursement--Note 3(a) ...............................          0.46%
                                                                 ==========
   Portfolio turnover rate ..................................        112.31%
                                                                 ==========

----------
(i)   Commencement of operations.
(ii)  Ratios have been annualized; total return has not been annualized.

                       See Notes to Financial Statements.

THE CHINA-U.S. GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 2004

ASSETS:
   Investments in securities, at value (cost $22,999,152), see
     accompanying schedule of investments ....................                  $ 21,038,432
   Cash ......................................................                       847,505
   Receivable for investment securities sold .................                     1,386,553
   Receivable for shares of beneficial interest sold .........                       100,323
   Dividends receivable ......................................                        54,436
   Receivable from Investment Manager--Note 3(a) .............                        18,653
   Prepaid expenses ..........................................                         2,456
                                                                                ------------
       Total Assets ..........................................                    23,448,358
LIABILITIES:
   Payable for investment securities purchased ...............    $1,388,099
   Payable for shares of beneficial interest redeemed ........        34,669
   Investment advisory fees payable ..........................        26,559
   Shareholder servicing fees payable ........................        17,297
   Transfer agent fees .......................................         4,409
   Trustees' fees payable ....................................         2,638
   Accrued expenses ..........................................        42,176
                                                                  ----------
       Total Liabilities .....................................                     1,515,847
                                                                                ------------
NET ASSETS ...................................................                  $ 21,932,511
                                                                                ============
NET ASSETS CONSIST OF:
   Paid-in capital ...........................................                  $ 22,811,187
   Undistributed net investment income (accumulated loss) ....                      (104,540)
   Undistributed net realized gain (accumulated loss) ........                     1,186,616
   Net unrealized appreciation (depreciation) of investments .                    (1,960,752)
                                                                                ------------
NET ASSETS ...................................................                  $ 21,932,511
                                                                                ============
   Net Asset Value Per Share .................................                  $      10.33
                                                                                ============

Shares of beneficial interest outstanding--Note 5 ............                     2,122,206
                                                                                ============

                       See Notes to Financial Statements.

THE CHINA-U.S. GROWTH FUND
STATEMENT OF OPERATIONS (UNAUDITED)
NOVEMBER 3, 2003(i) TO APRIL 30, 2004

INVESTMENT INCOME:
   Income:
     Dividends ...................................................                    $   72,000
     Interest ....................................................                         7,610
                                                                                      ----------
       Total Income ..............................................                        79,610
   Expenses:
     Investment advisory fees--Note 3(a) .........................    $   103,784
     Custodian fees ..............................................         31,351
     Professional fees ...........................................         22,109
     Shareholder servicing fees--Note 3(e) .......................         17,297
     Trustees' fees ..............................................         14,638
     Printing ....................................................         11,586
     Transfer agent fees--Note 3(b) ..............................          4,409
     Registration fees ...........................................          1,927
     Miscellaneous ...............................................          8,969
                                                                      -----------
                                                                                         216,070
   Less expense reimbursement--Note 3(a) .........................                       (31,920)
                                                                                      ----------
       Total Expenses ............................................                       184,150
                                                                                      ----------
NET INVESTMENT LOSS ..............................................                      (104,540)
REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain on investments .................................      1,186,616
Net change in unrealized appreciation (depreciation)
   on investments ................................................     (1,960,752)
                                                                      -----------
       Net realized and unrealized gain (loss) on investments ....                      (774,136)
                                                                                      ----------
NET DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS ....................................................                    $ (878,676)
                                                                                      ==========

----------
(i) Commencement of operations.

                       See Notes to Financial Statements.

THE CHINA-U.S. GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                        NOVEMBER 3, 2003(i)
                                                                                TO
                                                                          APRIL 30, 2004
                                                                          --------------
Net investment loss ...................................................    $   (104,540)
Net realized gain on investments ......................................       1,186,616
Net change in unrealized appreciation (depreciation) on investments ...      (1,960,752)
                                                                           ------------
    Net decrease in net assets resulting from operations ..............        (878,676)

Net increase from shares of beneficial interest transactions--Note 5 ..      22,705,317

Redemption fee-- Note 2(f) ............................................           5,870
                                                                           ------------
      Total increase in net assets ....................................      21,832,511
Net assets:
  Beginning of period .................................................         100,000
                                                                           ------------
  End of period (including accumulated net investment loss of $104,540)    $ 21,932,511
                                                                           ============

----------
(i) Commencement of operations.

                       See Notes to Financial Statements.

THE CHINA-U.S. GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--GENERAL:

      The China-U.S. Growth Fund (the "Fund") is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund's investment objective is long-term capital appreciation. It seeks to achieve its objective by normally investing in equity securities which are publicly traded in the United States, China, Hong Kong and Taiwan markets. The Fund commenced operations on November 3, 2003 with the issuance of 10,000 shares at $10.00 per share to Fred Alger Management, Inc. ("Alger Management"), the Fund's investment manager. The Fund's fiscal year ends on October 31.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

(A) INVESTMENT VALUATION--Investments of the Fund are valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Securities listed on foreign exchanges are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price. Securities included within the Nasdaq market shall be valued at the Nasdaq official closing price ("NOCP") on the day of valuation, or if there be no NOCP issued, at the last sale price on such day. Securities included within the Nasdaq market for which there is no NOCP and no last sale price on the day of valuation shall be valued at the mean between the last bid and asked prices on such day.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Fund invests may be traded in markets that close before the close of the NYSE. Normally, developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) will not be reflected in the Fund's net asset value. However, if it be determined that such developments are so significant that they will materially affect the value of the Fund's securities, the Fund may adjust the previous closing prices to reflect what the Valuation Committee, under the direction of the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

THE CHINA-U.S. GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Short-term securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME--Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Occasionally, dividends are recorded as soon after the ex-dividend date as the Fund, using reasonable diligence, becomes aware of such dividends.

(C) FOREIGN CURRENCY TRANSLATIONS--The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included in realized and unrealized gain or loss on investments.

(D) DIVIDENDS TO SHAREHOLDERS--Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are declared and paid annually after the end of the fiscal year in which earned.

(E) FEDERAL INCOME TAXES--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Provided the Fund maintains such compliance, no federal income tax provision is required.

(F) REDEMPTION FEE--The Fund may impose a 2.00% redemption fee on Fund shares redeemed (including shares redeemed by exchange) less than one year after such shares were acquired. The fees retained by the Fund are included as paid-in capital on the Statement of Assets and Liabilities. During the six months ended April 30, 2004, redemption fees were $5,870.

(G) INDEMNIFICATION--The Fund enters into contracts that contain a variety of indemnification provisions. The Fund's maximum exposure under these

THE CHINA-U.S. GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

arrangements is unknown. The Fund does not anticipate recognizing any loss related to these arrangements.

(H) OTHER--These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) INVESTMENT ADVISORY FEES--The Fund pays Alger Management a monthly fee at an annual rate of 1.50% based on the value of the Fund's average daily net assets. JF International Management Inc. ("JFIM"), a registered investment adviser, acts as sub-adviser to the Fund under a written sub-advisory agreement with Alger Management. JFIM's fees and compensation are paid by Alger Management.

Effective December 23, 2004, Alger Management has established an expense cap for the Fund, whereby it will reimburse the Fund if annualized operating expenses exceed 2.40% of average daily net assets. For the six months ended April 30, 2004, Alger Management reimbursed the Fund $31,920. Alger Management has undertaken to reimburse fees exceeding the expense cap thru October 31, 2004.

(B) TRANSFER AGENT FEES--Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of Alger Management, serves as transfer agent for the Fund. During the six months ended April 30, 2004, the Fund incurred fees of approximately $4,400 for services provided by Alger Services.

(C) BROKERAGE COMMISSIONS--During the six months ended April 30, 2004, the Fund paid Fred Alger & Company, Incorporated ("Alger Inc."), an affiliate of Alger Management, $8,128 in connection with securities transactions.

(D) TRUSTEES' FEES--Certain trustees and officers of the Fund are directors and officers of Alger Management, Alger Inc. and Alger Services. The Fund pays each trustee who is not affiliated with Alger Management or its affiliates an annual fee of $8,000.

(E) SHAREHOLDER SERVICING FEES--The Fund has entered into a shareholder servicing agreement with Alger Inc. whereby Alger Inc. provides the Fund with ongoing servicing of shareholder accounts. As compensation for such services, the Fund pays Alger Inc. a monthly fee at an annual rate equal to .25% of the value of the Fund's average daily net assets.

NOTE 4--SECURITIES TRANSACTIONS:

During the six months ended April 30, 2004,  purchases  and sales of  investment
securities,   excluding  short-term   securities,   aggregated  $35,186,246  and
$14,981,586, respectively.

THE CHINA-U.S. GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Transactions in foreign securities may involve certain considerations and risks not typically associated with those of U.S. companies because of, among other factors, the level of governmental supervision and regulation of foreign security markets, and the possibility of political or economic instability.

NOTE 5--SHARE CAPITAL:

      The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value. During the six months ended April 30, 2004, transactions of shares of beneficial interest were as follows:

                                               SHARES                 AMOUNT
                                               ------                 ------

Shares sold ......................             2,164,668           $ 23,290,264
Shares redeemed ..................               (52,462)              (584,947)
                                            ------------           ------------
Net increase .....................             2,112,206           $ 22,705,317
                                            ============           ============

NOTE 6--REGULATORY MATTERS:

      The Office of the New York Attorney General, the Attorney General of West Virginia, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, and the United States Securities and Exchange Commission ("SEC") have contacted Alger Management in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Alger Management does not believe that the foregoing investigations, or the outcome of certain related class actions and derivative suits that have been brought against Alger Management and other defendants primarily as a result of an October 2003 SECcivil proceeding against a former vice chairman of Alger Management's immediate parent, will materially affect its ability to perform its management contracts with any of the funds that it manages.

THE CHINA-U.S. GROWTH FUND

111 Fifth Avenue
New York, NY 10003
(800) 254-3796
www.chinausgrowthfund.com

INVESTMENT MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

This report is submitted for the general information of the shareholders of The China-U.S. Growth Fund. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies, fees and expenses as well as other pertinent information.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to fund securities is available, without charge, by calling (800) 254-3796.

[LOGO]


SAC 61504 L1

       Alger Shareholder Services, Inc.
[LOGO] 30 Montgomery Street
       Jersey City, NJ 07302


SAC 61504 L2

ITEM 2. CODE OF ETHICS.

(a) Not applicable

(b) Not applicable

(c) Not applicable

(d) Not applicable

(e) Not applicable

(f) Not applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

At a meeting of the Board of Trustees held May 11, 2004, the Board adopted a policy that it shall decline to consider candidates recommended by shareholders to fill a vacancy or a likely vacancy on the Board. The Board believes that the independent Trustees are in the best position to screen and select qualified candidates for Board membership who will provide the experience, perspective, skills and other attributes necessary to effectively advance the interests of registrant's shareholders. Prior to May 11, 2004, the Board did not have a formal policy with respect to consideration of shareholder nominees for the Board. In screening and selecting qualified candidates for Board membership, the independent Trustees may consider candidates recommended by Fred Alger Management, Inc., and may retain an executive search firm and/or outside legal, financial or other external counsel that they deem necessary or desirable to assist in the nominating and/or screening process.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal half-year that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) (1) Not applicable

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The China-U.S. Growth Fund


By: /s/ Dan C. Chung

    Dan C. Chung
    President

Date: June 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Dan C. Chung

    Dan C. Chung
    President

Date: June 30, 2004


By: /s/ Frederick A. Blum

    Frederick A. Blum
    Treasurer

Date: June 30, 2004